Inventory (Tables)	6 Months Ended
Jun. 30, 2022
Inventory
Schedule of inventory

	June 30,	December 31,
	2022	2021
Raw materials	$411,880	$542,062
Finished products	217,628	231,836
Work in process	349,329	295,800
Total Inventory	$978,837	$1,069,698